Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Jan. 31, 2014
AKM
Business Acquisition [Line Items]
Schedule Of Business Acquisitions By Acquisition Consideration Transferred
The acquisition-date fair value of the consideration transferred was as follows:

Cash consideration	$140,000
Fair value of holdback consideration due to seller	376,236
Total purchase consideration	$516,236

Schedule of Purchase Prices Allocations
Under the acquisition method of accounting, the total purchase price was allocated to AKM’s net tangible assets based on their estimated fair values as of the closing date. The allocation of the total purchase price to the net assets acquired and included in the Company’s condensed consolidated balance sheet is as follows:

		Subsequent
	Provisional	Change In	Revised
	Estimated	Valuation	Fair
	Value	Estimate	Value
Cash consideration	$140,000	$-	$140,000
Holdback consideration	136,822	239,414	376,236
Total consideration	$276,822	$239,414	$516,236

Cash and cash equivalents	$356,359		$356,359
Marketable securities	389,094		389,094
Accounts receivable	27,217		27,217
Prepaid expenses and other assets	26,311		26,311
Intangibles	156,000		156,000
Goodwill	(216,563)	301,556	84,993
Accounts payable and accrued liabilities	(40,439)	(16,072)	(56,511)
Deferred tax liability	-	(46,070)	(46,070)
Medical payables	(421,157)		(421,157)
Net assets acquired	$276,822	$239,414	$516,236

BCHC
Business Acquisition [Line Items]
Schedule Of Business Acquisitions By Acquisition Consideration Transferred	The acquisition-date fair value of the consideration transferred was as follows:
Cash consideration	$900,000
Fair value of equity consideration	230,862
Working capital adjustment	(9,294)
$1,121,568

Schedule of Purchase Prices Allocations
Under the acquisition method of accounting, the total purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values, with the remainder allocated to goodwill. Goodwill is not deductible for tax purposes. The preliminary allocation of the total purchase price to the net assets acquired and liabilities assumed and included in the Company’s condensed consolidated balance sheet at December 31, 2014 is as follows:

Cash and cash equivalents	$77,020
Accounts receivable	172,402
Prepaid expenses and other current assets	467
Property and equipment	7,130
Identifiable intangible assets	532,000
Goodwill	542,577
Total assets acquired	1,331,596

Accounts payable and accrued liabilities	210,028
Total liabilities assumed	210,028

Net assets acquired	$1,121,568

Weighted-average amortization period for intangible assets acquired	The intangible assets acquired consisted of the following:
	Life
	(yrs.)	Additions
Medicare license	Indefinite	$462,000
Trade name	5	521,000
Non-compete agreements	5	19,000
		$532,000

HCHHA
Business Acquisition [Line Items]
Schedule Of Business Acquisitions By Acquisition Consideration Transferred	The acquisition-date fair value of the consideration transferred was as follows:
Cash consideration	$300,000
Fair value of equity consideration	43,286
Working capital adjustment	(21,972)
$321,314

Schedule of Purchase Prices Allocations
Under the acquisition method of accounting, the total purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values, with the remainder allocated to goodwill. Goodwill is not deductible for tax purposes. The preliminary allocation of the total purchase price to the net assets acquired and liabilities assumed and included in the Company’s condensed consolidated balance sheet at December 31, 2014 is as follows:

Cash and cash equivalents	$(37,087)
Accounts receivable	172,149
Property and equipment	3,035
Identifiable intangible assets	284,000
Goodwill	102,651
Total assets acquired	524,748

Accounts payable and accrued liabilities	107,035
Deferred tax liability	96,399
Total liabilities assumed	203,434

Net assets acquired	$321,314

Weighted-average amortization period for intangible assets acquired	The intangible assets acquired consisted of the following:
	Life
	(yrs.)	Additions
Medicare license	Indefinite	$242,000
Trade name	5	38,000
Non-compete agreements	5	4,000
		$284,000

SCHC
Business Acquisition [Line Items]
Schedule Of Business Acquisitions By Acquisition Consideration Transferred	The acquisition-date fair value of the consideration transferred was as follows:
Cash consideration	$2,428,391
Fair value of warrant consideration	132,000
$2,560,391

Schedule of Purchase Prices Allocations
Under the acquisition method of accounting, the total purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values, with the remainder allocated to goodwill. Goodwill is not deductible for tax purposes. The preliminary allocation of the total purchase price to the net assets acquired and liabilities assumed and included in the Company’s condensed consolidated balance sheet at December 31, 2014 is as follows:

Cash and cash equivalents	$264,601
Accounts receivable	840,433
Receivable from affiliate	67,714
Prepaid expenses and other current assets	82,430
Property and equipment	584,377
Identifiable intangible assets	1,121,000
Goodwill	161,559
Other assets	66,762
Total assets acquired	3,188,876

Accounts payable and accrued liabilities	134,427
Note payable to financial institution	463,582
Deferred tax liability	30,477
Total liabilities assumed	628,485

Net assets acquired	$2,560,391

Weighted-average amortization period for intangible assets acquired	The intangible assets acquired consisted of the following:
	Life
	(yrs.)	Additions
Network relationships	5	$910,000
Trade name	5	110,000
Non-compete agreements	3	101,000
		$1,121,000

AKM & SCHC
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
The following unaudited pro forma results of operations for the three and nine months ended December 31, 2014 assume the BCHC, HCHHA, AKM and SCHC acquisitions had occurred on April 1, 2014, and for the nine months ended December 31, 2013 (as restated) assume the acquisitions had occurred on April 1, 2013:

	Three months ended December 31,		Nine months ended December 31,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Net revenue	$8,325,558	$5,947,500	$28,208,533	$14,905,735
Net loss	$(1,779,214)	$(1,111,769)	$(1,901,024)	$(4,447,545)
Basic and diluted loss per share	$(0.36)	$(0.23)	$(0.39)	$(1.19)

Verdugo Medical Management Inc
Business Acquisition [Line Items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed, Verdugo Medical Management, Incorporate
The following table summarizes the fair value of Hendel’s assets acquired and liabilities assumed at the date of acquisition of VMM and consolidation of Hendel:

Purchase Price	$1,200
Fair value of net assets acquired and consolidation of Hendel:
Cash	15,314
Accounts receivable	113,881
Prepaid expenses	6,869
Accounts payable and accrued liabilities	(22,968)
Non-controlling interest	(113,096)
Goodwill	$1,200

Whittier
Business Acquisition [Line Items]
Schedule of Purchase Prices Allocations
Under the acquisition method of accounting, the total purchase price is allocated to Whittier’s net tangible and intangible assets based on their estimated fair values as of the closing date. The allocation of the total purchase price to the net assets acquired is included in our consolidated balance sheet. The acquisition-date fair value of the consideration transferred and the total purchase consideration allocated to the acquisition of the net tangible and intangible assets based on their estimated fair values were as of the closing date as follows:

		Subsequent
	Provisional	Change in
	Estimated	Valuation	Revised
	Fair Value	Estimate	Fair Value

Cash consideration	$100,000	$-	$100,000
Fair value of promissory note due to seller	125,000	20,000	145,000
Total purchase consideration	$225,000	$20,000	$245,000

Property and equipment	$-	10,000	$10,000
Exclusivity Agreement	-	40,000	40,000
Noncompete Agreement	-	20,000	20,000
Goodwill	225,000	(50,000)	175,000
Total fair value of assets acquired	$225,000	$20,000	$245,000

Weighted-average amortization period for intangible assets acquired
The acquired intangible assets consists of an exclusivity agreement principally relating to an independent practice association and a non-compete agreement with the selling physician. The weighted-average amortization period for such intangible assets acquired is outlined in the table below:

		Weighted-average
	Assets	Amortization
	Acquired	Period (years)

Exclusivity Agreement	$40,000	4
Noncompete Agreement	20,000	5
Total identifiable intangible assets	$60,000

Fletcher
Business Acquisition [Line Items]
Schedule Of Business Acquisitions By Acquisition Consideration Transferred	The acquisition-date fair value of the consideration transferred was as follows:
Cash consideration	$75,000
Fair value of promissory note due to seller	73,400
Total purchase consideration	$148,400

Schedule of Purchase Prices Allocations
Under the acquisition method of accounting, the total purchase price is allocated to Fletcher’s net tangible and intangible assets based on their estimated fair values as of the closing date. The allocation of the total purchase price to the net assets acquired and included in our consolidated balance sheet is as follows:

Estimated
Fair Value
Property and equipment	$10,000
Noncompete Agreement	6,000
Goodwill	132,400
Total fair value of assets acquired	$148,400

Weighted-average amortization period for intangible assets acquired
The acquired intangible assets consisted of an exclusivity agreement principally relating to an independent practice association and a non-compete agreement with the selling physician. The weighted-average amortization period for such intangible assets acquired is outlined in the table below:

		Weighted-average
	Assets	Amortization
	Acquired	Period (years)

Noncompete Agreement	6,000	3
Total identifiable intangible assets	$6,000

Eagle Rock
Business Acquisition [Line Items]
Schedule Of Business Acquisitions By Acquisition Consideration Transferred
The acquisition-date fair value of the consideration transferred as of the closing date is as follows:

Cash consideration	$75,000
Fair value of promissory note due to seller	81,500
Total purchase consideration	$156,500

Schedule of Purchase Prices Allocations
Under the acquisition method of accounting, the total purchase price is allocated to Eagle Rock’s net tangible and intangible assets based on their estimated fair values as of the closing date. The allocation of the total purchase price to the net assets acquired and included in our consolidated balance sheet is as follows:

Estimated
Fair Value
Noncompete Agreement	$2,400
Goodwill	154,100
Total fair value of assets acquired	$156,500

Weighted-average amortization period for intangible assets acquired
The acquired intangible assets consists of an exclusivity agreement principally relating to an independent practice association and a non-compete agreement with the selling physician. The weighted-average amortization period for such intangible assets acquired is outlined in the table below:

		Weighted-average
	Assets	Amortization
	Acquired	Period (years)

Noncompete Agreement	2,400	3
Total identifiable intangible assets	$2,400

Business Acquisition, Pro Forma Information
The following unaudited pro forma results of operations for year ended January 31, 2014 assume the Medical Clinic Acquisitions in the aggregate had occurred on February 1, 2013, and for the year ended January 31, 2013 assume the Medical Clinic Acquisitions in the aggregate had occurred on February 1, 2012:

	2014 (Unaudited)	2013 (Unaudited)
Net revenue	$11,570,305	$9,162,131
Net loss	$(4,526,075)	$(8,801,564)
Basic and diluted net loss per share	$(1.22)	$(2.71)